Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment
Note 14 - Property, plant and equipment
As of December 31, 2022 and 2021, PPE are recognized in the Consolidated Statement of Financial Position
with
carrying amounts of $258,048 and $208,193, respectively. Of these amounts, $70,675 and $34,954 is related to ROU assets for
leased buildings and land, and $24,648 and $34,652 is related to ROU assets for leased machinery and equipment, respectively. Refer to Note 10 - Leases for more details on the Groups ROU assets and operating leases.
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition cost
Balance as of January 1, 2021	48,820	131,479	1,878	182,177
Additions	2,106	6,315	33,622	42,043
Reclassifications	—	7,977	(7,977)	—
Effect of foreign currency exchange rate differences	1,304	2,206	143	3,653

Balance as of December 31, 2021	52,230	147,977	27,666	227,873

Additions 1	2,789	6,254	58,171	67,214
Divestments and disposals	(604)	(919)	—	(1,523)
Reclassifications 2	(1,976)	44,447	33	42,504
Reclassified to Assets held for sale	(44,342)	(20,041)	—	(64,383)
Effect of foreign currency exchange rate differences	(4,027)	(10,217)	(1,976)	(16,220)

Balance as of December 31, 2022	4,070	167,501	83,894	255,465

	Buildings and land	Machinery and equipment	Machinery under development	Total
Depreciation and impairment				—
Balance as of January 1, 2021	(2,376)	(50,007)	—	(52,383)
Depreciation expense	(2,266)	(33,910)	—	(36,176)
Effect of foreign currency exchange rate differences	(70)	(657)	—	(727)

Balance as of December 31, 2021	(4,712)	(84,574)	—	(89,286)

Depreciation expense	(3,101)	(18,264)	—	(21,365)
Divestments and disposal	47	447	—	494
Reclassification	195	(195)	—	—
Reclassification to Assets held for Sale	5,623	5,385	—	11,008
Effect of foreign currency exchange rate differences	938	5,471	—	6,409

Balance as of December 31, 2022	(1,010)	(91,730)	—	(92,740)

Carrying amount at December 31, 2021	47,518	63,403	27,666	138,587

Carrying amount at December 31, 2022	3,060	75,771	83,894	162,725

1 -
Of $67,214 in additions for the year ended December 31, 2022, $30,881 has been settled in cash. These $30,881 are included in the $32,269 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $1,388 relates to increases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2022. Of $42,043 in additions for the year ended December 31, 2021, $17,341 has been settled in cash. These $17,341 are included in the $24,701 cash-flow from investing activities related to additions to property, plant and equipment, while $7,360 is settled in cash in 2021, but added as investments through Trade payables in prior years.

2 -
$42,504 is a reclassification from Inventory to Property, plant and equipment for vehicles that are in the process of being repurposed permanently for leasing business with customers and will not be sold.